PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	March 31, 2025	December 31, 2024
Machinery and Equipment	5 to 20	$3,406,433	$3,478,062
Leasehold Improvements	Lease term	6,930,585	6,930,585
Computer and Office Equipment	3 to 10	2,458,194	2,460,632
Vehicles	5	274,559	274,559
Construction in Progress	N/A	84,957	84,957
Total Property and Equipment		13,154,728	13,228,795
Less: Accumulated Depreciation		(8,047,856)	(7,779,383)
Property and Equipment, net of Accumulated Depreciation		$5,106,872	$5,449,412

Depreciation expense related to property and equipment for the three months ended March 31, 2025 and 2024 was $296,528 and $320,465 respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	December 31, 2024	December 31, 2023
Machinery and Equipment	5 to 20	$3,478,062	$3,469,204
Leasehold Improvements	Lease term	6,930,585	7,378,639
Computer and Office Equipment	3 to 10	2,460,632	2,492,310
Vehicles	5	274,559	248,304
Construction in Progress	N/A	84,957	11,500
Total Property and Equipment		13,228,795	13,599,957
Less: Accumulated Depreciation		(7,779,383)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation		$5,449,412	$6,428,112

Depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023 was $1,284,653 and $1,430,240 respectively.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements